Property and Equipment - Schedule of Property and Equipment, at Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Feb. 05, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	$ 1,555,975		$ 4,777,697
Noble Finance Company
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	1,555,975	$ 1,155,725	4,777,697
Noble Finance Company | Drilling Equipment And Facilities [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	1,467,772		4,476,960
Noble Finance Company | Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	77,363	$ 75,159	99,812
Noble Finance Company | Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, at cost	$ 10,840		$ 200,925